Equity Incentive Plan	9 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Incentive Plan

8.    Equity Incentive Plan

Our board of directors has adopted an equity incentive plan, which we refer to as the Equity Incentive Plan, under which directors, officers and employees of us and our subsidiaries are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common shares. We reserved a total of 7,012,391 common shares, which includes an additional 2,150,370 common shares that our board of directors reserved for issuance under the plan on February 21, 2014,common shares for issuance under the Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in the Equity Incentive Plan. Our Equity Incentive Plan is administered by our Compensation Committee.

Under the terms of the plan, stock options and stock appreciation rights granted under the plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.

The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator.

Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.

Our board of directors may amend or terminate the plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the plan will expire ten years from the date the plan is adopted.

On September 30, 2013, we granted an aggregate of 2,775,000 restricted shares to officers and employees. Of this total, 1,395,000 restricted shares vest in three equal installments on July 27, 2015, July 27, 2016 and July 27, 2017. The remaining 1,380,000 restricted shares vest in three equal installments on September 30, 2015, September 30, 2016 and September 30, 2017. The aggregate fair value of these awards is $26,918, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On November 6, 2013, we granted 1,380,000 restricted shares to officers and employees of the Company. These restricted shares vest in three equal installments on November 6, 2015, November 6, 2016 and November 6, 2017. The fair value of these awards was $13,289, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

On December 17, 2013, we granted 707,020 restricted shares to officers, members of the board of directors and employees of the Company. Of these restricted shares, 617,020 restricted shares vest in three equal installments on December 17, 2015, December 17, 2016 and December 17, 2017 and 90,000 restricted shares vest in three equal installments on December 17, 2014, December 17, 2015 and December 17, 2016. The fair value of these awards was $6,780, which will be amortized as stock-based compensation expense, a component of general and administrative expense, over the vesting periods of each grant.

A summary of activity for restricted stock awards during the period from March 20, 2013 (date of inception) to December 31, 2013 is a follows:

Weighted
Average
Grant
	Number of	Date Fair
	Shares	Value
Outstanding and nonvested, March 20, 2013	—

Granted	4,862,020	$9.66
Vested	—	—
Forfeited	—	—
Outstanding and nonvested, December 31, 2013	4,862,020	$9.66

The following table summarizes the amortization, which will be included in general and administrative expenses, of all of the Company’s restricted stock grants as of December 31, 2013:

Restricted Stock Grant Date:
	2014	2015	2016	2017	Total
September 30, 2013	$10,084	$8,456	$4,330	$1,506	$24,376
November 6, 2013	4,797	4,463	2,367	940	12,567
December 17, 2013	2,655	2,335	1,221	474	6,685
Total by year	$17,536	$15,254	$7,918	$2,920	$43,628

For the period from March 20, 2013 (date of inception) to December 31, 2013, we incurred $3,359 of compensation cost relating to the amortization of restricted stock awards.